CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue		$ 21,087
Revenue from Contract with Customer, Product and Service [Extensible List]	us-gaap:LicenseMember	us-gaap:LicenseMember	us-gaap:LicenseMember
Operating expenses:
Research and development	$ 29,305	$ 44,604	$ 53,062
General and administrative	19,366	22,315	22,217
Total operating expenses	48,671	66,919	75,279
Loss from operations	(48,671)	(45,832)	(75,279)
Other income (expense):
Interest income	139	988	195
Interest expense	(1,808)	(6,666)	(21,357)
Change in valuation of derivative liability	(7,117)	2,782	(684)
Change in valuation of warrant liability		(300)	413
Loss on extinguishment of debt		(22,700)
Total other income (expense), net	(8,786)	(25,896)	(21,433)
Net loss attributable to ordinary shareholders	$ (57,457)	$ (71,728)	$ (96,712)
Net loss per share attributable to ordinary shareholders — basic and diluted	$ (0.10)	$ (0.19)	$ (1.41)
Weighted average ordinary shares used in net loss per share attributable to ordinary shareholders — basic and diluted	556,169,255	375,669,759	68,476,149